Award Timing Disclosure	12 Months Ended
	May 31, 2024	Dec. 22, 2023 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option Grant Timing Policy
The Compensation Committee takes into account the timing of our disclosure of material nonpublic information when awarding stock options. Specifically, the Compensation Committee awards stock options no earlier than at the close of trading on the first business day following our public release of quarterly earnings results, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results. Accordingly, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Consistent with this practice, during fiscal 2024 and the first quarter of fiscal 2025, the Compensation Committee awarded stock options to the NEOs in the period beginning four business days before our filing of a periodic report on Form
10-K
or Form
10-Q
or the filing or furnishing of a current report on Form
8-K
that disclosed material nonpublic information (other than a current report on Form
8-K
disclosing a material new stock option award under Item 5.02(e) of such Form
8-K),
and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC Rules, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during fiscal 2024:

Named Executive Officer	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the

Securities Underlying the Award Between the Trading

Day Ending Immediately Prior to the Disclosure of

Material Nonpublic Information and the Trading Day

Beginning Immediately Following the Disclosure of

Material Nonpublic Information

(%)

Mr. Gilmore	12/22/2023	13,700	30.56	165,222	2
Mr. Adams	12/22/2023	1,500	30.56	18,090	2
Mr. Klinger	12/22/2023	1,900	30.56	22,914	2
Ms. Tillman	12/22/2023	1,900	30.56	22,914	2

Awards Close in Time to MNPI Disclosures, Table

Named Executive Officer	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the

Securities Underlying the Award Between the Trading

Day Ending Immediately Prior to the Disclosure of

Material Nonpublic Information and the Trading Day

Beginning Immediately Following the Disclosure of

Material Nonpublic Information

(%)

Mr. Gilmore	12/22/2023	13,700	30.56	165,222	2
Mr. Adams	12/22/2023	1,500	30.56	18,090	2
Mr. Klinger	12/22/2023	1,900	30.56	22,914	2
Ms. Tillman	12/22/2023	1,900	30.56	22,914	2

Mr. Gilmore [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Gilmore
Underlying Securities		13,700
Exercise Price | $ / shares		$ 30.56
Fair Value as of Grant Date		$ 165,222
Underlying Security Market Price Change		2
Mr. Adams [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Adams
Underlying Securities		1,500
Exercise Price | $ / shares		$ 30.56
Fair Value as of Grant Date		$ 18,090
Underlying Security Market Price Change		2
Mr. Klinger [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Klinger
Underlying Securities		1,900
Exercise Price | $ / shares		$ 30.56
Fair Value as of Grant Date		$ 22,914
Underlying Security Market Price Change		2
Ms. Tillman [Member]
Awards Close in Time to MNPI Disclosures
Name		Ms. Tillman
Underlying Securities		1,900
Exercise Price | $ / shares		$ 30.56
Fair Value as of Grant Date		$ 22,914
Underlying Security Market Price Change		2